Cash flow information (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flow information
Increase of intangible assets through an increase of trade and other payables	$ 0	$ 0	$ 97
Issuance of non-convertible notes	0	170,673	34,474
Increase in investment properties through an increase in trade and other payables	0	531	1,482
Other comprehensive loss for the year	3,816	4,776	1,405
Barter transactions of investment properties	704	0	25,141
Cancellation of non-convertible notes in portfolio	0	0	5,071
Decrease in lease liabilities through a decrease in trade and other receivables	0	0	22
Decrease in investment properties through an increase in property, plant and equipment	10	85	12,480
Decrease in property, plant and equipment through an increase in investment properties	0	11,926	4,804
Decrease in property, plant and equipment through an increase in revaluation surplus	0	988	4,448
Decrease in revaluation surplus through an increase in deferred income tax liabilities	0	0	1,560
Increase in intangible assets through an increase salaries and social security liabilities	0	0	208
Increase in investments in associates through a decrease in investments in financial assets	0	0	6,929
Decrease in borrowings through a decrease in trade and other receivables	0	0	3,533
Increase in investments in associates and joint ventures through a decrease in trade and other receivables	0	115	0
Increase in investments in associates and joint ventures through a decrease in investments in financial assets	0	0	360
Capital contributions from non-controlling interest through a decrease of borrowings	0	0	33
Capital contributions from non-controlling interest through an increase in trade and other receivables	0	0	26
Decrease of trading properties through an increase in intangible assets	0	4,726	0
Decrease in investments in financial assets through a decrease in trade and other payables	0	1,367	0
Decrease in dividends receivables through an increase in investments in financial assets	0	48	0
Decrease in Shareholders' Equity through a decrease in trade and other receivables	4,163	6,297	0
Decrease in investment properties through a decrease in investments in financial assets	0	290	0
Decrease in Shareholders' Equity through a decrease in investments in financial assets	61,582	9,423	0
Increase in right-of-use assets through a decrease in lease liabilities	818	1,676	0
Increase of investments in financial assets through a decrease in trade and other receivables	0	2,155	0
Decrease of intangible assets through an increase in investment properties	0	197	0
Decrease of intangible assets through an increase in trading properties	0	546	0
Increase of investment properties through a decrease in trade and other receivables	0	171	0
Decrease in Shareholders' Equity through an increase in trade and other payables	6,639	710	0
Increase in investment properties through a decrease in trading properties	0	2,151	0
Decrease in trading properties through a decrease in borrowings	2,270	1,256	0
Decrease in investment properties through an increase in trade and other receivables	3,021	0	0
Decrease in investments in associates and joint ventures through an increase in trade and other receivables	5,396	0	0
Increase in intangible assets through a decrease in investment properties	27,412	0	0
Increase in intangible assets through an increase in trade and other payables	7,895	0	0
Increase of investments in financial assets through an increase in borrowings	498	0	0
Increase in borrowings through a decrease in trade and other payables	376	0	0
Increase in Shareholders' Equity through a decrease in trade and other payables	$ 997	$ 0	$ 0